Loan from Third Parties - Schedule of Loan from Third Parties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Loan from Third Parties [Line Items]
Loan from a third party	$ 1,185,982	$ 578,573
Loan from a third party with 6% interest per annum [Member]
Schedule of Loan from Third Parties [Line Items]
Loan from a third party		578,573
Loan from a third party with 8% interest per annum [Member]
Schedule of Loan from Third Parties [Line Items]
Loan from a third party	$ 1,185,982